Shareholder Report, Average Annual Return (Details) 194911_Aristotle Core Equity Fund_Class I-2_TSR Annual {Class I-2}	12 Months Ended	60 Months Ended	108 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Class I-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I-2 (without sales charge)
Average Annual Return, Percent	20.47%	10.17%	13.53%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.80%	12.06%	13.83%